Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets (Details) - USD ($)
$ in Millions
	Nov. 30, 2018	Nov. 30, 2017
Derivatives, Fair Value [Line Items]
Derivative assets	$ 0	$ 15
Derivative liabilities	29	161
Interest rate swaps – cash flow hedges | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Amount of interest rate swap agreements change, of EURIBOR-based floating rate debt to fixed rate debt, for euro interest rate swaps designated as cash flow hedges	385	479
Designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	23	57
Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative liabilities	6	104
Cross currency swaps - net investment hedges | Designated as hedging instruments | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative assets		3
Cross currency swaps - net investment hedges | Designated as hedging instruments | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities	5	13
Cross currency swaps - net investment hedges | Designated as hedging instruments | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities		17
Interest rate swaps – cash flow hedges | Designated as hedging instruments | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities	8	10
Interest rate swaps – cash flow hedges | Designated as hedging instruments | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	11	17
Foreign currency zero cost collars | Designated as hedging instruments | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative assets		12
Fuel | Not designated as hedging instrument | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities	6	95
Fuel | Not designated as hedging instrument | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities		9
Currency Swap | Designated as hedging instruments
Derivatives, Fair Value [Line Items]
Total foreign currency forwards designated as hedges of net investments in foreign operations for euro-denominated functional currency	$ 156	$ 324